Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	$ 6,000	$ 41,341	$ 24,210
Common stock, shares authorized	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000	275,000,000
Common stock , shares issued	269,058	52,732	4,098
Common stock , shares outstanding	269,058	52,732	4,098
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common Class A [Member]
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock , shares issued	265,672	51,576	2,942
Common stock , shares outstanding	265,672	51,576	2,942
Common Class B [Member]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock , shares issued	3,386	1,156	1,156
Common stock , shares outstanding	3,386	1,156	1,156